Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 151,113,371	$ 138,664,272	$ 124,208,506
Cost of goods sold	113,503,127	108,914,256	98,077,100
Gross profit	37,610,244	29,750,016	26,131,406
Operating expenses
Selling expenses	8,937,988	7,830,280	6,834,645
General and administrative expenses	9,455,186	8,323,207	7,254,270
Research and development expenses	3,860,929	3,430,529	2,953,477
Total operating expenses	22,254,103	19,584,016	17,042,392
Income from operations	15,356,141	10,166,000	9,089,014
Other income (expense):
Interest income	27,637	32,810	57,477
Interest expense	(1,679,609)	(1,768,434)	(981,061)
Subsidy income	2,994,383	1,705,956	1,012,128
Investment loss	(639)	(8,667)
Foreign currency transaction gain (loss)	300,097	780,406	(175,271)
Other income (expense), net	(37,951)	65,926	51,607
Total other income (expense), net	1,603,918	807,997	(35,120)
Income before income taxes	16,960,059	10,973,997	9,053,894
Provision for income taxes	2,554,432	1,126,736	788,370
Net income from continuing operations	14,405,627	9,847,261	8,265,524
Discontinued operations:
Net income (loss) from discontinued operations, net of tax	516,999	(88,302)	(1,974,852)
Net income	14,922,626	9,758,959	6,290,672
Less: net income (loss) attributable to non-controlling interest from continuing operations	(92,594)	(104,533)	12,875
Net income attributable to Fuling Global Inc.	15,015,220	9,863,492	6,277,797
Other comprehensive income
Foreign currency translation income (loss)	(636,386)	(3,123,851)	2,172,347
Comprehensive income attributable to Fuling Global Inc.	$ 14,378,834	$ 6,739,641	$ 8,450,144
Earnings(loss) per share - basic and diluted
Continuing operations	$ 0.91	$ 0.62	$ 0.52
Discontinued operations	$ 0.03	$ (0.01)	$ (0.13)
Weighted average number of shares - basic and diluted
Continuing operations and discontinued operations	15,796,857	15,782,055	15,759,293